Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Consultancy fees	$ (328)	$ (262)
Office rent	(44,442)	(40,763)
Voyage revenues	324,282	253,661
Management fees	(8,188)	(3,913)
General and administrative expenses	(17,062)	(17,702)
Interchart
Related Party Transaction [Line Items]
Voyage expenses	(1,950)	(1,650)
Executive officers
Related Party Transaction [Line Items]
Consultancy fees	(328)	(262)
Directors
Related Party Transaction [Line Items]
Compensation	(87)	(72)
Combine Marine Ltd. & Alma Properties
Related Party Transaction [Line Items]
Office rent	(9)	(19)
Sydelle Marine Limited | Profit sharing agreement
Related Party Transaction [Line Items]
Voyage revenues	0	(4)
Augustea Technoservices Ltd.
Related Party Transaction [Line Items]
Management fees	(3,254)	0
Songa Shipmanagement Ltd.
Related Party Transaction [Line Items]
Management fees	(32)	0
Oceanbulk Maritime S.A. and its affiliates
Related Party Transaction [Line Items]
General and administrative expenses	$ (78)	$ 0